Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (4,993)
Adjustments to reconcile loss to net cash used:
Depreciation of property, plant and equipment	20
Share-based payment	196
Issuance expenses related to warrants exercisable into shares	326
Decrease in severance pay, net
Changes in fair value of warrants liability exercisable into shares	(2,927)
Changes in fair value of long-term investment	5
Gain from sale of investment in previously consolidated subsidiaries (a)	(534)
Exchange differences on balances of cash and cash equivalents	814
Adjustments for reconcile profit loss	(2,100)
Working capital adjustments:
Decrease (increase) in accounts receivable, prepaid expenses and lease deposit	(1,162)
Increase (decrease) in trade payable	(989)
Increase (decrease) in deferred revenues	(324)
Increase (decrease) in other accounts payable	22
Adjustments for working capital	(2,453)
Net cash used in operating activities	(9,546)
Cash flows from investing activities:
Purchase of property, plant and equipment	(7)
Proceeds from sale of investments in previously consolidated subsidiaries (a)	(23)
Net cash used in investing activities	(30)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses	4,896
Net cash provided by financing activities	4,896
Exchange differences on balances of cash and cash equivalents	(814)
Increase (decrease) in cash and cash equivalents	(5,494)
Cash and cash equivalents at the beginning of the year	9,000
Cash and cash equivalents at the end of the year	3,506	$ 9,000
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	30
Cash received during the year for interest	72
NIS
Cash flows from operating activities:
Net loss	(17,311)	(27,009)	$ (19,770)
Adjustments to reconcile loss to net cash used:
Depreciation of property, plant and equipment	69	71	64
Share-based payment	678	1,171	442
Issuance expenses related to warrants exercisable into shares	1,131		2,122
Decrease in severance pay, net		(630)	21
Changes in fair value of warrants liability exercisable into shares	(10,148)	(6,657)	(6,913)
Changes in fair value of long-term investment	17
Gain from sale of investment in previously consolidated subsidiaries (a)	(1,853)
Exchange differences on balances of cash and cash equivalents	2,821	443	73
Adjustments for reconcile profit loss	(7,285)	(5,602)	(4,191)
Working capital adjustments:
Decrease (increase) in accounts receivable, prepaid expenses and lease deposit	(4,028)	(5,255)	996
Increase (decrease) in trade payable	(3,428)	2,908	779
Increase (decrease) in deferred revenues	(1,124)	1,249	4,498
Increase (decrease) in other accounts payable	77	(631)	(471)
Adjustments for working capital	(8,503)	(1,729)	5,802
Net cash used in operating activities	(33,099)	(34,340)	(18,159)
Cash flows from investing activities:
Purchase of property, plant and equipment	(24)	(40)	(177)
Proceeds from sale of property, plant and equipment			10
Proceeds from sale of investments in previously consolidated subsidiaries (a)	(79)
Net cash used in investing activities	(103)	(40)	(167)
Cash flows from financing activities:
Issuance of share capital and warrants, net of issuance expenses	16,974		48,334
Net cash provided by financing activities	16,974		48,334
Exchange differences on balances of cash and cash equivalents	(2,821)	(443)	(73)
Increase (decrease) in cash and cash equivalents	(19,049)	(34,823)	29,935
Cash and cash equivalents at the beginning of the year	31,203	66,026	36,091
Cash and cash equivalents at the end of the year	12,154	31,203	66,026
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	104	112	16
Cash received during the year for interest	$ 251	$ 168	$ 41